Schedule of Finite-Lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011
Other Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,347	$ 7,259	$ 6,700
Accumulated Amortization	4,503	4,398	3,945
Contracts and related customer relationships
Other Intangible Assets [Line Items]
Gross Carrying Amount	7,335	7,247	6,687
Accumulated Amortization	4,497	4,392	3,938
Other Intangible Assets
Other Intangible Assets [Line Items]
Gross Carrying Amount	12	12	13
Accumulated Amortization	$ 6	$ 6	$ 7